Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Common stock issued, retire convertible notes payable	34,166,664		6,746,356
Common stockissued, retire notes and warrants			15,608,696
Common stock, issued, retire accured expense			182,057
Conversion of promissory note			$ 25,000